Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Schedules of statutory net income, capital and surplus and reserve strengthening by subsidiary]
Statutory capital and surplus was as follows at:

	December 31,
Company	2015	2014
	(In millions)
Metropolitan Life Insurance Company	$14,485	$12,008
New England Life Insurance Company	$632	$675
General American Life Insurance Company	$984	$867
Statutory net income (loss) was as follows:

		Years Ended December 31,
Company	State of Domicile	2015	2014	2013
		(In millions)
Metropolitan Life Insurance Company	New York	$3,703	$1,487	$369
New England Life Insurance Company	Massachusetts	$157	$303	$103
General American Life Insurance Company	Missouri	$204	$129	$60

Dividend Payment Restrictions
The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company’s insurance subsidiaries without regulatory approval and dividends paid:

	2016	2015	2014
Company	Permitted Without Approval (1)	Paid (2)	Paid (2)
	(In millions)
New England Life Insurance Company	$156	$199	$227 (3)
General American Life Insurance Company	$136	$—	$—
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(1)
Reflects dividend amounts that may be paid during 2016 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over a rolling 12-month period, if paid before a specified date during 2016, some or all of such dividends may require regulatory approval.

(2)	Includes all amounts paid, including those requiring regulatory approval.

(3)
During December 2014, NELICO distributed shares of an affiliate to Metropolitan Life Insurance Company as an extraordinary in-kind dividend of $113 million, as calculated on a statutory basis. Also during December 2014, NELICO paid an extraordinary cash dividend to Metropolitan Life Insurance Company in the amount of $114 million.

The table below sets forth the dividends permitted to be paid by Metropolitan Life Insurance Company to MetLife, Inc. without insurance regulatory approval and dividends paid:

	2016	2015	2014
Company	Permitted Without Approval	Paid (1)	Paid (1)
	(In millions)
Metropolitan Life Insurance Company (3)	$3,753	$1,489	$821 (2)
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(1)	Reflects all amounts paid, including those requiring regulatory approval.

(2)	During December 2014, Metropolitan Life Insurance Company distributed shares of an affiliate to MetLife, Inc. as an in-kind dividend of $113 million, as calculated on a statutory basis.

(3)
As discussed below, the New York Insurance Law was amended, permitting Metropolitan Life Insurance Company to pay dividends without prior regulatory approval under one of two alternative formulations beginning in 2016. The dividend amount that Metropolitan Life Insurance Company may pay during 2016 under the new formulation is reflected in the table above.

Components of Accumulated Other Comprehensive Income (Loss)
Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, was as follows:

	Unrealized Investment Gains (Losses), Net of Related Offsets (1)	Unrealized Gains (Losses) on Derivatives	Foreign Currency Translation Adjustments	Defined Benefit Plans Adjustment	Total
	(In millions)
Balance at December 31, 2012	$5,654	$685	$18	$(2,349)	$4,008
OCI before reclassifications	(3,321)	(677)	22	1,396	(2,580)
Deferred income tax benefit (expense)	1,145	237	(9)	(490)	883
AOCI before reclassifications, net of income tax	3,478	245	31	(1,443)	2,311
Amounts reclassified from AOCI	(16)	(14)	—	(205)	(235)
Deferred income tax benefit (expense)	6	5	—	71	82
Amounts reclassified from AOCI, net of income tax	(10)	(9)	—	(134)	(153)
Balance at December 31, 2013	3,468	236	31	(1,577)	2,158
OCI before reclassifications	4,095	606	(44)	(1,181)	3,476
Deferred income tax benefit (expense)	(1,409)	(212)	10	406	(1,205)
AOCI before reclassifications, net of income tax	6,154	630	(3)	(2,352)	4,429
Amounts reclassified from AOCI	70	682	—	180	932
Deferred income tax benefit (expense)	(24)	(239)	—	(64)	(327)
Amounts reclassified from AOCI, net of income tax	46	443	—	116	605
Balance at December 31, 2014	6,200	1,073	(3)	(2,236)	5,034
OCI before reclassifications	(4,839)	(19)	(101)	113	(4,846)
Deferred income tax benefit (expense)	1,715	6	30	(40)	1,711
AOCI before reclassifications, net of income tax	3,076	1,060	(74)	(2,163)	1,899
Amounts reclassified from AOCI	405	578	—	229	1,212
Deferred income tax benefit (expense)	(144)	(202)	—	(80)	(426)
Amounts reclassified from AOCI, net of income tax	261	376	—	149	786
Balance at December 31, 2015	$3,337	$1,436	$(74)	$(2,014)	$2,685
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(1)	See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI, and the policyholder dividend obligation.

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Information regarding amounts reclassified out of each component of AOCI was as follows:

AOCI Components	Amounts Reclassified from AOCI			Consolidated Statement of Operations and Comprehensive Income (Loss) Locations
	Years Ended December 31,
	2015	2014	2013
	(In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses)	$(208)	$(103)	$(9)	Net investment gains (losses)
Net unrealized investment gains (losses)	31	40	53	Net investment income
Net unrealized investment gains (losses)	(228)	(7)	(28)	Net derivative gains (losses)
Net unrealized investment gains (losses), before income tax	(405)	(70)	16
Income tax (expense) benefit	144	24	(6)
Net unrealized investment gains (losses), net of income tax	$(261)	$(46)	$10
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps	$83	$41	$20	Net derivative gains (losses)
Interest rate swaps	11	9	8	Net investment income
Interest rate forwards	4	(8)	1	Net derivative gains (losses)
Interest rate forwards	2	2	2	Net investment income
Foreign currency swaps	(679)	(725)	(15)	Net derivative gains (losses)
Foreign currency swaps	(1)	(2)	(3)	Net investment income
Credit forwards	1	—	—	Net derivative gains (losses)
Credit forwards	1	1	1	Net investment income
Gains (losses) on cash flow hedges, before income tax	(578)	(682)	14
Income tax (expense) benefit	202	239	(5)
Gains (losses) on cash flow hedges, net of income tax	$(376)	$(443)	$9

Defined benefit plans adjustment: (1)
Amortization of net actuarial gains (losses)	$(233)	$(180)	$274
Amortization of prior service (costs) credit	4	—	(69)
Amortization of defined benefit plan items, before income tax	(229)	(180)	205
Income tax (expense) benefit	80	64	(71)
Amortization of defined benefit plan items, net of income tax	$(149)	$(116)	$134
Total reclassifications, net of income tax	$(786)	$(605)	$153
_______________

(1)	These AOCI components are included in the computation of net periodic benefit costs. See Note 15.